Note 7 - Stock Incentive Plan	6 Months Ended
Jun. 30, 2020
Notes to Financial Statements
Share-based Payment Arrangement [Text Block]
7.	Stock Incentive Plan

A summary of the status of the Company's unvested shares as of
January 1, 2020,
and changes during the
six
-month period ended
June 30, 2020,
are presented below:

Unvested Shares	Shares	Weighted-Average Grant-Date Fair Value
Unvested on January 1, 2020	37,255	8.81
Granted	-	-
Vested	-	-
Unvested on June 30, 2020	37,255	8.81

As of
June 30, 2020,
there was
$170,241
of total unrecognized compensation cost related to unvested share-based compensation arrangements granted. That cost is expected to be recognized over a weighted-average period of
0.54
years. The share-based compensation recognized relating to the unvested shares was
$90,809
and
$124,212
for the
six
-month periods ended
June 30, 2019
and
2020,
respectively, and is included within “General and administrative expenses” in the unaudited condensed consolidated statements of operations.